REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 37,809,465	$ 29,055,306	$ 24,792,229
Third Party Sales [Member]
Revenues	21,250,363	13,961,495	13,618,185
Related Party Sales [Member]
Revenues	$ 16,559,102	$ 15,093,811	$ 11,174,044